Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended		12 Months Ended		14 Months Ended		24 Months Ended	26 Months Ended		36 Months Ended	38 Months Ended		48 Months Ended	50 Months Ended		60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 02, 2021	Jul. 19, 2021	Sep. 30, 2015	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2017	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2018	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000221929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			$ 10,000				$ 10,724			$ 12,827			$ 17,072			$ 16,783			$ 26,602	$ 35,286	$ 16,026	$ 20,169	$ 28,337	$ 37,925
C000221930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value			10,000				10,724			12,827			17,072			16,783			26,602	35,286	16,026	20,135	28,285	37,822
C000016014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value			10,000				10,724			12,827			17,072			16,783			26,587	35,141	15,909	19,910	27,874	37,120
C000016013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				10,746			12,883			17,188			16,940			26,910	35,664	16,196	20,319	28,513	38,092
C000093499 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				10,632			12,627			16,682			16,260			25,593	33,562	15,095	18,790	26,296	35,031
C000093498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,425				10,098			12,080			16,081			15,800			25,032	33,117	14,991	18,766	26,261	34,985
C000048891 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,425				10,515			12,417			14,383			16,589			17,140	20,797	17,858	21,349	26,533	26,442
C000048892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				11,078			12,984			14,920			17,081			17,516	21,100	17,996	21,360	26,547	26,456
C000016016 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				11,187			13,245			15,377			17,779			18,412	22,397	19,292	23,130	28,823	28,799
C000039629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value			10,000				11,157			13,175			15,260			17,598			18,180	22,057	18,943	22,650	28,140	28,028
C000112484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value			10,000				11,192			13,263			15,408			17,828			18,476	22,503	19,393	23,264	29,010	28,998
C000226003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000				11,187			13,245			15,377			17,779			18,412	22,419	19,335	23,216	28,964	28,969
C000099304 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value			10,000				11,605			13,686			14,717			13,690			11,853	18,798	16,791	18,438	22,592	23,907
C000099303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				11,586			13,648			14,659			13,609			11,759	18,616	16,603	18,207	22,273	23,532
C000051267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				11,472			13,379			14,221			13,074			11,184	17,539	15,482	16,811	20,521	21,625
C000051266 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,425				10,899			12,802			13,712			12,702			10,945	17,288	15,379	16,819	20,531	21,635
C000109425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,800				9,932			10,060			10,211			10,512			10,651	10,723	10,637	11,117	11,905	12,484
C000109426 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				10,085			10,162			10,263			10,514			10,611	10,618	10,492	10,910	11,683	12,252
C000193832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class S
Accumulated Value			10,000				10,109			10,215			10,342			10,610			10,735	10,780	10,668	11,133	11,879	12,440
C000109427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				10,160			10,318			10,498			10,835			11,006	11,108	11,046	11,586	12,437	13,076
C000017655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value			10,000				10,135			10,265			10,419			10,727			10,869	10,943	10,855	11,344	12,148	12,754
C000109428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value			10,000				10,154			10,317			10,503			10,845			11,022	11,129	11,073	11,620	12,480	13,127
C000244703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000				11,713			12,932			13,783			13,704			14,845	18,289	12,911	15,596	21,028	23,224
C000214318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value			10,000				11,713			12,932			13,783			13,704			14,845	18,289	12,911	15,596	21,025	23,218
C000067757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				11,713			12,932			13,783			13,705			14,845	18,270	12,894	15,584	21,011	23,183
C000055087 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				11,581			12,672			13,384			13,168			14,136	17,211	12,021	14,365	19,310	21,267
C000055086 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,425				11,014			12,127			12,905			12,801			13,816	16,956	11,925	14,370	19,317	21,274
C000079898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,425				11,233			12,875			13,235			13,342			12,508	17,717	16,115	17,220	20,679	21,636
C000079895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				11,832			13,462			13,737			13,745			12,795	17,986	16,235	17,222	20,681	21,639
C000079896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				11,951			13,732			14,144			14,296			13,443	19,084	17,404	18,646	22,438	23,531
C000079897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value			10,000				11,971			13,772			14,209			14,379			13,537	19,244	17,574	18,854	22,722	23,851
C000079910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value			10,000				10,405			11,400			12,827			12,904			11,797	16,413	14,686	17,489	21,212	20,969
C000079909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				10,397			11,381			12,798			12,854			11,742	16,325	14,598	17,369	21,065	20,793
C000079908 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				10,292			11,155			12,418			12,346			11,182	15,388	13,626	16,049	19,405	19,113
C000079907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,425				9,778			10,676			11,972			11,998			10,928	15,154	13,525	16,048	19,403	19,111
C000079919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,525				9,958			9,973			9,867			10,812			11,403	11,338	9,692	9,672	10,795	11,054
C000079920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				10,370			10,317			10,117			11,017			11,533	11,381	9,653	9,569	10,681	10,937
C000079921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				10,482			10,535			10,439			11,466			12,132	12,094	10,356	10,360	11,604	11,912
C000079922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value			10,000				10,495			10,548			10,472			11,514			12,195	12,168	10,430	10,445	11,709	12,032
C000232512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000				10,482			10,535			10,439			11,466			12,132	12,094	10,368	10,387	11,636	11,962
C000261019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000				10,950			11,787			12,072			12,880			12,843	14,985	13,396	14,635	16,693	17,823
C000131059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value			10,000				10,985			11,867			12,194			13,064			13,061	15,291	13,702	15,016	17,178	18,376
C000131058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				10,971			11,845			12,161			13,015			12,999	15,206	13,614	14,915	17,027	18,207
C000131057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				10,891			11,652			11,841			12,542			12,419	14,381	12,797	13,937	15,898	16,947
C000131056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,425				10,316			11,104			11,373			12,134			12,100	14,117	12,621	13,787	15,727	16,764
C000176882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,525				10,182			10,311			10,118			11,097			11,974	12,106	10,106	10,337	11,639	12,023
C000176883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				10,603			10,658			10,376			11,292			12,095	12,142	10,057	10,223	11,511	11,891
C000176884 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				10,718			10,871			10,694			11,759			12,722	12,894	10,789	11,064	12,490	12,935
C000176885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value			10,000				10,727			10,899			10,731			11,820			12,786	12,969	10,861	11,146	12,593	13,054
C000176889 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value			10,000				10,919			11,760			11,952			12,845			12,872	14,321	12,226	13,573	15,432	16,409
C000176888 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				10,910			11,755			11,924			12,820			12,823	14,256	12,160	13,488	15,323	16,280
C000176887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				10,799			11,521			11,578			12,309			12,199	13,427	11,339	12,444	14,104	14,941
C000176886 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,525				10,357			11,129			11,267			12,064			12,048	13,355	11,368	12,583	14,262	15,108
C000226969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Accumulated Value			9,425				10,924			12,525			13,517			13,468			12,318	14,670	13,217	15,013	19,363	21,450
C000226968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Accumulated Value			10,000				11,518			13,124			14,070			13,927			12,655	14,975	13,396	15,109	19,351	21,295
C000226970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			10,000				11,617			13,346			14,428			14,407			13,211	15,759	14,231	16,207	20,948	23,265
C000226971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value		$ 10,000		$ 9,945					$ 8,988		$ 10,238			$ 13,239				$ 14,720
C000229316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value	$ 10,000				$ 9,756			$ 8,824				$ 10,054			$ 13,017		$ 14,473
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
Accumulated Value	10,000	10,000	10,000				11,496			13,647			16,046			16,514			18,992	25,045	20,630	24,852	33,598	39,447
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,519			10,527			10,399			11,470			12,271	12,161	10,385	10,452	11,661	11,998
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value			10,000				10,027			10,093			10,254			10,498			10,614	10,621	10,687	11,165	11,774	12,290
ICE BofA 1 Year U S Treasury Note Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-Year U.S. Treasury Note Index
Accumulated Value			10,000				10,054			10,115			10,224			10,544			10,793	10,811	10,601	10,990	11,636	12,084
MSCI All Country World Ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Ex USA Index
Accumulated Value			10,000				10,926			13,068			13,298			13,135			13,529	16,765	12,546	15,104	18,933	22,046
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
Accumulated Value			10,000				11,547			13,942			16,066			14,638			14,695	21,701	16,602	18,085	22,924	25,391
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. High Yield Constrained Index
Accumulated Value			10,000				11,279			12,301			12,657			13,459			13,775	15,331	13,188	14,534	16,794	18,007
ICE BofA High Yield Cash Pay Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield Cash Pay Index
Accumulated Value			10,000				11,279			12,301			12,657			13,459			13,775	15,331	13,188	14,534	16,794	18,007
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Growth Index
Accumulated Value			10,000				11,376			13,872			17,520			18,169			24,989	31,815	24,628	31,455	44,726	56,146
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Index
Accumulated Value			10,000				11,425			13,176			15,018			15,496			16,201	22,375	18,036	20,461	26,462	29,401
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Value Index
Accumulated Value			10,000				11,881			14,322			15,658			14,367			12,229	20,047	16,501	17,795	22,401	24,167
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Value Index
Accumulated Value			10,000				11,726			13,294			14,465			14,696			13,624	19,400	16,770	18,622	24,025	25,848
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000				$ 11,620			$ 13,377			$ 14,641			$ 15,227			$ 14,461	$ 19,525	$ 17,306	$ 19,805	$ 25,303	$ 27,692